SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Share Based Compensation [Abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	December 31, 2019		December 31, 2018
	Number of	Weighted Average	Number of	Weighted Average
	Options	Exercise Price	Options	Exercise Price
		(CAD)		(CAD)
Outstanding, beginning of year	14,860,000	0.09	16,050,000	0.16
Granted	3,450,000	0.065	2,570,000	0.060
Expired	(3,815,000)	(0.10)	(3,760,000)	0.16
Exercised	(400,000)	(0.06)	-	-
Outstanding, end of year	14,095,000	0.08	14,860,000	0.09
Exercisable, end of year	13,695,000	0.08	14,860,000	0.09

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
	Exercise Price	Number of Options Outstanding
Expiry Date	(CAD$)	December 31, 2019	December 31, 2018
June 25, 2019	0.10	-	2,815,000
December 31, 2019	0.05	-	1,000,000
March 26, 2020	0.05	200,000	200,000
July 16, 2020	0.13	2,380,000	2,380,000
April 14, 2021	0.065	2,795,000	2,995,000
June 23, 2022	0.095	2,900,000	2,900,000
September 20, 2023	0.06	2,370,000	2,570,000
June 21, 2024	0.065	2,950,000	-
August 8, 2024	0.06	500,000	-
		14,095,000	14,860,000

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Year ended December 31,
	2019	2018	2017
Weighted average share price	CAD 0.65	CAD 0.05	CAD 0.06
Risk-free interest rate	1.40%	1.32%	0.60%
Expected share price volatility	103%	103%	85%
Expected option life in years	5.0	5.0	5.0
Forfeiture rate	0%	0%	0%
Expected dividend yield	0%	0%	0%

Additional information about share-based payment arrangements [Table Text Block]
	Year ended December 31,
(In thousands of U.S. Dollars)	2019	2018	2017
Consultants	$38	$22	$55
Directors and officers	60	53	88
Employees	19	16	26
	$117	$91	$169

Disclosure of detailed information about warrants outstanding [Table Text Block]
Expiry date		Exercise price	December 31, 2019	December 31, 2018
October 3, 2019		$0.16	-	19,000,000
August 28, 2022		$0.05	11,000,000	-
September 20, 2022	CAD	0.065	769,230	-
			11,769,230	19,000,000